Other Payables - Schedule of Other Payables (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Payables [Abstract]
Payables for salaries and bonuses	$ 1,037,213	$ 1,153,048
Payables for professional fees	923,726	680,708
Payables for cash-settled share-based payment transactions (Note 21)	755,787	669,042
Interest payables	392,970	50,430
Others	137,146	129,433
Other Payables	$ 3,246,842	$ 2,682,661